Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2016 CNY (¥) ¥ / shares	Mar. 31, 2015 CNY (¥) ¥ / shares	Mar. 31, 2014 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income
Revenues	$ 102,822	¥ 662,999	¥ 635,122	¥ 572,857
Direct costs	(22,425)	(144,598)	(130,611)	(106,225)
Gross profit	80,397	518,401	504,511	466,632
Operating expenses
Research and development	(1,390)	(8,964)	(9,907)	(9,773)
Sales and marketing	(22,977)	(148,155)	(127,927)	(112,689)
General and administrative	(26,357)	(169,952)	(131,681)	(112,244)
Total operating expenses	(50,724)	(327,071)	(269,515)	(234,706)
Operating income	29,673	191,330	234,996	231,926
Other expense, net
Interest income	2,825	18,218	18,252	16,870
Interest expense	(16,744)	(107,967)	(101,102)	(70,075)
Foreign currency exchange gains/(losses)	(151)	(972)	(231)	80
Dividend income	7,630	49,198	2,344	9,911
Impairment loss on available-for-sale equity securities	(1,297)	(8,361)
Others	(18)	(113)	861	2,212
Total other expense, net	(7,755)	(49,997)	(79,876)	(41,002)
Income before income tax	21,918	141,333	155,120	190,924
Income tax expense	(7,754)	(50,000)	(47,327)	(58,398)
Net income	14,164	91,333	107,793	132,526
Net income attributable to non-controlling interests	(56)	(363)	(501)	(623)
Net income attributable to China Cord Blood Corporation's shareholders	$ 14,108	¥ 90,970	¥ 107,292	¥ 131,903
Earnings per share:
Basic | (per share)	$ 0.19	¥ 1.25	¥ 1.36	¥ 1.60
Diluted | (per share)	$ 0.19	¥ 1.25	¥ 1.36	¥ 1.60
Other comprehensive income/(loss), net of nil income taxes
Foreign currency translation adjustments	$ (2,966)	¥ (19,124)	¥ 4,642	¥ 8,299
Unrealized holding gain/(loss) arising during the year	5,011	32,312	(25,675)	57,708
Reclassification adjustment for losses included in net income	1,297	8,361
Total other comprehensive income/(loss)	3,342	21,549	(21,033)	66,007
Comprehensive income	17,506	112,882	86,760	198,533
Comprehensive income attributable to non-controlling interests	(56)	(363)	(501)	(623)
Comprehensive income attributable to China Cord Blood Corporation's shareholders	$ 17,450	¥ 112,519	¥ 86,259	¥ 197,910